Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.60%
Australia: 3.55%
Ansell Limited (Health care, Health care equipment & supplies)	229,276	$ 4,209,428
Bravura Solutions Limited (Information technology, Software)	607,353	651,702
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †«	770,032	351,984
Inghams Group Limited (Consumer staples, Food products)	432,109	895,898
		6,109,012
Belgium: 1.58%
Barco NV (Information technology, Electronic equipment, instruments & components)	103,844	2,720,853
Canada: 4.84%
ATS Automation Tooling Systems (Industrials, Machinery) †	23,100	731,488
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	40,302	6,214,568
Primo Water Corporation (Consumer staples, Beverages)	104,235	1,375,637
		8,321,693
Denmark: 0.58%
SimCorp AS (Information technology, Software)	13,315	993,808
France: 2.77%
Alten SA (Information technology, IT services)	28,601	3,873,720
M6 Métropole Télévision SA (Communication services, Media)	67,667	891,342
		4,765,062
Germany: 3.22%
Cancom SE (Information technology, IT services)	29,439	1,006,367
Gerresheimer AG (Health care, Life sciences tools & services) «	27,122	1,629,094
Krones AG (Industrials, Machinery)	14,731	1,283,514
TAG Immobilien AG (Real estate, Real estate management & development)	146,111	1,618,072
		5,537,047
Ireland: 0.67%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	828,492	1,146,513
Israel: 0.93%
Ironsource Limited Class A (Information technology, IT services) †	409,600	1,597,440
Italy: 2.53%
De'Longhi SpA (Consumer discretionary, Household durables)	28,963	550,865
GVS SpA (Industrials, Machinery) †	254,648	2,474,250
Interpump Group SpA (Industrials, Machinery)	31,250	1,335,556
		4,360,671
Japan: 8.67%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	77,800	1,683,807
Daiseki Company Limited (Industrials, Commercial services & supplies)	36,120	1,073,739
DTS Corporation (Information technology, IT services)	107,800	2,738,416
Fuji Seal International Incorporated (Materials, Containers & packaging)	97,200	1,126,299
Horiba Limited (Information technology, Electronic equipment, instruments & components)	17,100	842,878
Meitec Corporation (Industrials, Professional services)	141,800	2,673,148
Nihon Parkerizing Company Limited (Materials, Chemicals)	222,600	1,603,824
See accompanying notes to portfolio of investments

Allspring Special Global Small Cap Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Orix JREIT Incorporated (Real estate, Equity REITs)	1,564	$ 2,243,817
Taikisha Limited (Industrials, Construction & engineering)	37,600	930,685
		14,916,613
Luxembourg: 0.33%
Majorel Group Luxembourg SA (Information technology, IT services)	23,865	559,258
Netherlands: 0.71%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †«	62,069	818,690
TKH Group NV (Industrials, Electrical equipment)	9,882	405,665
		1,224,355
Norway: 0.92%
Atea ASA (Information technology, IT services)	70,628	862,386
Elopak ASA (Materials, Containers & packaging)	383,263	727,533
		1,589,919
Spain: 2.19%
Vidrala SA (Materials, Containers & packaging)	12,175	810,967
Viscofan SA (Consumer staples, Food products)	50,902	2,964,452
		3,775,419
Sweden: 1.50%
Hexpol AB (Materials, Chemicals)	91,544	954,810
Loomis AB (Industrials, Commercial services & supplies)	57,922	1,633,300
		2,588,110
Switzerland: 1.19%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,686	1,044,432
Bucher Industries AG (Industrials, Machinery)	2,620	1,005,915
		2,050,347
United Kingdom: 7.15%
Britvic plc (Consumer staples, Beverages)	279,805	2,932,124
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	368,705	1,284,931
Elementis plc (Materials, Chemicals) †	656,629	874,397
Lancashire Holdings Limited (Financials, Insurance)	172,726	940,952
Micro Focus International plc (Information technology, Software)	124,531	433,818
Morgan Advanced Materials plc (Industrials, Machinery)	123,848	480,368
Nomad Foods Limited (Consumer staples, Food products) †	32,317	595,925
S4 Capital plc (Communication services, Media) †	413,790	639,910
Samarkand Group plc (Information technology, IT services) †	600,000	478,595
Spectris plc (Information technology, Electronic equipment, instruments & components)	85,106	3,237,061
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	489,454	408,127
		12,306,208
United States: 54.27%
Aris Water Solutions Incorporated Class A (Industrials, Commercial services & supplies)	64,000	1,354,880
Azenta Incorporated (Health care, Life sciences tools & services)	45,600	3,112,656
See accompanying notes to portfolio of investments

2  |  Allspring Special Global Small Cap Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Balchem Corporation (Materials, Chemicals)	12,031	$ 1,633,329
Blackbaud Incorporated (Information technology, Software) †	33,600	2,060,352
CBIZ Incorporated (Industrials, Professional services) †	85,954	3,921,221
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	10,600	540,388
CSW Industrials Incorporated (Industrials, Building products)	45,463	5,431,465
CyberArk Software Limited (Information technology, Software) †	16,500	2,147,145
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	300,354	2,916,437
E2open Parent Holding Incorporated (Information technology, Software) †	329,590	2,224,733
Enovis Corporation (Health care, Health care equipment & supplies)	38,200	2,281,304
EnPro Industries Incorporated (Industrials, Machinery)	36,900	3,449,412
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	58,140	1,890,713
FaZe Holdings Incorporated (Communication services, Interactive media & services) >	150,000	1,760,746
FormFactor Incorporated (Information technology, Semiconductors & semiconductor equipment) †	36,500	1,297,940
Gibraltar Industries Incorporated (Industrials, Building products) †	94,737	4,432,744
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,080,000
Globus Medical Incorporated Class A (Health care, Health care equipment & supplies) †	62,000	3,638,780
Helen of Troy Limited (Consumer discretionary, Household durables) †	22,100	2,956,759
Holley Incorporated (Consumer discretionary, Auto components) †«	330,382	2,639,752
IAA Incorporated (Industrials, Commercial services & supplies) †	42,000	1,584,660
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	13,040	2,310,297
Innospec Incorporated (Materials, Chemicals)	70,320	7,172,640
Leslie's Incorporated (Consumer discretionary, Specialty retail) †	92,400	1,400,784
Mayville Engineering Company Incorporated (Industrials, Machinery) †	200,200	1,429,428
Neogen Corporation (Health care, Health care equipment & supplies) †«	62,983	1,456,797
Progress Software Corporation (Information technology, Software)	71,300	3,348,248
Progyny Incorporated (Health care, Health care providers & services) †	15,400	470,162
Quanex Building Products Corporation (Industrials, Building products)	91,571	2,253,562
Southwestern Energy Company (Energy, Oil, gas & consumable fuels) †	167,700	1,183,962
Sovos Brands Incorporated (Consumer staples, Food products) †	59,462	841,982
Spectrum Brands Holdings Incorporated (Consumer staples, Household products)	49,800	3,463,092
Standex International Corporation (Industrials, Machinery)	14,851	1,441,735
Stepan Company (Materials, Chemicals)	26,500	2,973,565
The AZEK Company Incorporated (Industrials, Building products) †	85,200	1,761,936
The Hanover Insurance Group Incorporated (Financials, Insurance)	12,000	1,637,640
The Wendy's Company (Consumer discretionary, Hotels, restaurants & leisure)	83,300	1,751,799
Varex Imaging Corporation (Health care, Health care equipment & supplies) †	116,789	2,603,227
Vivid Seats Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) «	174,242	1,456,663
Ziff Davis Incorporated (Communication services, Interactive media & services)	25,100	2,055,439
		93,368,374
Total Common stocks (Cost $155,705,423)		167,930,702

See accompanying notes to portfolio of investments

Allspring Special Global Small Cap Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 7.68%
Investment companies: 7.68%
Allspring Government Money Market Fund Select Class ♠∞		1.76%	3,776,470	$ 3,776,470
Securities Lending Cash Investments LLC ♠∩∞		2.04	9,433,040	9,433,040
Total Short-term investments (Cost $13,209,510)				13,209,510
Total investments in securities (Cost $168,914,933)	105.28%			181,140,212
Other assets and liabilities, net	(5.28)			(9,092,522)
Total net assets	100.00%			$172,047,690

†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $1,760,746 (original aggregate cost of $1,500,000), representing 1.02% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,069,189	$69,229,886	$(75,522,605)	$0	$0	$3,776,470	3,776,470	$9,946
Securities Lending Cash Investments LLC	10,055,941	68,220,119	(68,843,020)	0	0	9,433,040	9,433,040	8,829#
				$0	$0	$13,209,510		$18,775

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Special Global Small Cap Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

  |  5

Notes to portfolio of investments—July 31, 2022 (unaudited)
Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,109,012	$0	$6,109,012
Belgium	0	2,720,853	0	2,720,853
Canada	8,321,693	0	0	8,321,693
Denmark	0	993,808	0	993,808
France	0	4,765,062	0	4,765,062
Germany	0	5,537,047	0	5,537,047
Ireland	1,146,513	0	0	1,146,513
Israel	1,597,440	0	0	1,597,440
Italy	0	4,360,671	0	4,360,671
Japan	0	14,916,613	0	14,916,613
Luxembourg	0	559,258	0	559,258
Netherlands	818,690	405,665	0	1,224,355
Norway	0	1,589,919	0	1,589,919
Spain	0	3,775,419	0	3,775,419
Sweden	0	2,588,110	0	2,588,110
Switzerland	0	2,050,347	0	2,050,347
United Kingdom	4,008,417	8,297,791	0	12,306,208
United States	91,607,628	0	1,760,746	93,368,374
Short-term investments
Investment companies	13,209,510	0	0	13,209,510
Total assets	$120,709,891	$58,669,575	$1,760,746	$181,140,212

6  |

Notes to portfolio of investments—July 31, 2022 (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Common stocks
Balance as of November 1, 2021	$0
Realized gains (losses)	0
Accrued discounts (premiums)	0
Change in unrealized gains (losses)	260,746
Purchases	1,500,000
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of July 31, 2022	$1,760,746
Change in unrealized gains (losses) relating to securities still held at July 31, 2022	$260,746
Due to lack of marketability, the Fund's common stock Level 3 fair value measurement utilized a Finnerty fair value technique with an unobservable input of 124% volatility and an expected term of 50 days.
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

  |  7